Schedule of Operating Results for Segments (Details) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated revenue	$ 410,000		$ 7,361,000		$ 7,710,000		$ 25,914,000
Total consolidated gross profit	(27,000)	[1]	4,119,000	[1]	3,780,000	[2]	17,752,000	[2]
Other foreign markets			4,000		4,000		59,000
Total consolidated depreciation and amortization expenses			4,000
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated revenue	410,000		4,672,000		5,021,000		23,596,000
Total consolidated gross profit	(28,000)	[1]	1,919,000	[1]	1,586,000	[2]	15,631,000	[2]
Other foreign markets			2,000		2,000		45,000
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated revenue			2,689,000		2,689,000		846,000
Total consolidated gross profit	1,000	[1]	2,199,000	[1]	2,194,000	[2]	802,000	[2]
Other foreign markets			2,000		2,000		14,000
Other Foreign Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated revenue							1,472,000
Total consolidated gross profit		[1]	1,000	[1]		[2]	1,319,000	[2]
Other foreign markets

[1]	Segment gross profit is calculated as revenue less direct course expenses, advertising and sales expenses and royalty expenses.
[2]	Segment gross profit is calculated as revenue less direct course expenses, advertising and sales expenses and royalty expense.